ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 26, 2014
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

Note B

Accumulated Other Comprehensive Loss

Components of accumulated other comprehensive loss are as follows:

					Accumulated
	Foreign		Deferred		Other
	Currency	Penion &	Gain (Loss)		Comprehensive
(in thousands)	Translation	Other Benefits	— Hedging		Loss
Balance at October 30, 2011	$ 9,692	$ (202,183)	$ 17,008		$ (175,483)
Unrecognized gains (losses):
Gross	2,723	(248,434)	10,261		(235,450)
Tax effect	–	93,580	(3,888)		89,692
Reclassification into net earnings:
Gross	–	18,609 (1)	(22,319	)(2)	(3,710)
Tax effect	–	(7,037)	8,419		1,382
Net of tax amount	2,723	(143,282)	(7,527)		(148,086)
Balance at October 28, 2012	$ 12,415	$ (345,465)	$ 9,481		$ (323,569)
Unrecognized gains (losses):
Gross	(3,024)	273,408	(18,329)		252,055
Tax effect	–	(102,846)	6,898		(95,948)
Reclassification into net earnings:
Gross	–	35,327 (1)	(5,871	)(2)	29,456
Tax effect	–	(13,425)	2,217		(11,208)
Net of tax amount	(3,024)	192,464	(15,085)		174,355
Balance at October 27, 2013	$ 9,391	$ (153,001)	$ (5,604)		$ (149,214)
Unrecognized gains (losses):
Gross	(1,911)	(91,684)	(16,701)		(110,296)
Tax effect	–	34,737	6,305		41,042
Reclassification into net earnings:
Gross	–	6,387 (1)	10,925	(2)	17,312
Tax effect	–	(2,425)	(4,119)		(6,544)
Net of tax amount	(1,911)	(52,985)	(3,590)		(58,486)
Balance at October 26, 2014	$ 7,480	$ (205,986)	$ (9,194)		$ (207,700)

(1)Included in computation of net periodic cost (see Note I for additional details).

(2)Included in cost of products sold in the Consolidated Statements of Operations.